NOTES PAYABLE (Details Narrative)	9 Months Ended
Sep. 30, 2015 USD ($) shares
E-2
Date of Debt Instrument	Aug. 15, 2014
Debt Instrument	$ 250,000
Debt Instrument, Interest Rate	16.00%
Debt Instrument, Maturity Date	Dec. 31, 2018
Debt Instrument, Shares Issued | shares	233,791
E-3
Date of Debt Instrument	Jan. 15, 2015
Debt Instrument	$ 100,000
E-4
Date of Debt Instrument	Apr. 16, 2015
Debt Instrument	$ 200,000
Debt Instrument, Interest Rate	23.00%
Debt Instrument, Maturity Date	Jun. 30, 2015
Debt Instrument, Shares Issued | shares	352,941
Debt Instrument, Value of Convertible Feature	$ 0
A-1
Date of Debt Instrument	Apr. 04, 2012
Debt Instrument	$ 100,000
Debt Instrument, Interest Rate	16.00%
Debt Instrument, Maturity Date	Apr. 04, 2017
A-2
Date of Debt Instrument	Aug. 07, 2012
Debt Instrument	$ 100,000
Debt Instrument, Interest Rate	16.00%
Debt Instrument, Maturity Date	Aug. 07, 2017
Promissory Note #2
Date of Debt Instrument	Nov. 03, 2015
Debt Instrument	$ 217,500
Promissory Note #3
Date of Debt Instrument	Nov. 04, 2015
Debt Instrument	$ 180,461
E-1
Date of Debt Instrument	Aug. 15, 2014
Debt Instrument	$ 250,000
Debt Instrument, Interest Rate	16.00%
Debt Instrument, Maturity Date	Dec. 31, 2018
Debt Instrument, Shares Issued | shares	233,791